Average Annual Total Returns - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - VIP Emerging Markets Portfolio	Apr. 29, 2023
VIP Emerging Markets Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(20.17%)
Past 5 years	1.71%
Past 10 years	4.61%
VIP Emerging Markets Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(20.26%)
Past 5 years	1.62%
Past 10 years	4.52%
VIP Emerging Markets Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(20.37%)
Past 5 years	1.46%
Past 10 years	4.35%
IXYE0
Average Annual Return:
Past 1 year	(20.07%)
Past 5 years	(1.37%)
Past 10 years	1.47%